Document and Entity Information	Mar. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2020
Entity Registrant Name	URBAN OUTFITTERS, INC.
Entity Central Index Key	0000912615
Current Fiscal Year End Date	--01-31
Entity Emerging Growth Company	false
Entity File Number	000-22754
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2003332
Entity Address, Address Line One	5000 South Broad St.
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112-1495
City Area Code	215
Local Phone Number	454-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, par value $.0001 per share
Trading Symbol(s)	URBN
Name of each exchange on which registered	NASDAQ